Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment

Property and equipment at December 31, 2021 and June 30, 2021 consisted of the following:

	December 31,	June 30,
	2021	2021

Software	$1,435,875	$1,435,875
Furniture	8,227	8,227
Office equipment	30,931	24,883
Computer equipment	324,131	330,179
	1,799,164	1,799,164
Less accumulated depreciation	(1,799,164)	(1,798,453)
Property and equipment, net	$—	$711

Property and equipment at June 30, 2021 and 2020 consisted of the following:

	June 30,	June 30,
	2021	2020

Software	$1,435,875	$—
Furniture	8,227	—
Office equipment	24,883	—
Computer equipment	330,179	—
	1,799,164	—
Less accumulated depreciation	(1,798,453)	—
Property and equipment, net	$711	$—